ORDINARY SHARES (Detail Textuals)	Nov. 21, 2018 $ / shares shares	Nov. 07, 2018 $ / shares shares	Jul. 11, 2018 USD ($) $ / shares shares	Jan. 08, 2014 HKD ($) $ / shares shares	Dec. 31, 2018 $ / shares shares	Jul. 11, 2018 $ / shares
Subsidiary, Sale of Stock [Line Items]
Authorized share capital value			$ 380,000	$ 380,000
Authorized share capital shares			3,800,000,000	3,800,000,000	3,800,000,000
Nominal or par value (in dollars per share) | (per share)			$ 0.0001	$ 0.0001
Consideration per share of one subscriber's share allotted and issued to Kevin Butler | (per share)				$ 0.0001	$ 0.0001
Percentage ordinary shares of one subscriber's share allotted and issued to Kevin Butler				100.00%
Number of shares repurchased			1,230,434,041
Shares repurchased, price per share | $ / shares						$ 0.0001
Number of shares issued			1,230,434,040
IPO
Subsidiary, Sale of Stock [Line Items]
Nominal or par value (in dollars per share) | $ / shares		$ 7.5
Number of ADS issued		6,500,000
Number of shares issued		130,000,000
Green shoes options
Subsidiary, Sale of Stock [Line Items]
Nominal or par value (in dollars per share) | $ / shares	$ 7.5	$ 7.5
Number of ADS issued	135,460	425,000
Number of shares issued	2,709,200	8,500,000